BULLFINCH FUND, INC.
                           2 LANTERN LANE
                   HONEOYE FALLS, NEW YORK  14472
                           (716)  624-1758
                           1-888-BULLFINCH
                          (1-888-285-5346)

                            Annual Report
                            June 30, 2000

                                                    August 25, 2000

Dear Fellow Shareholders:

We are very pleased to present the June 2000 Annual Report of the Bullfinch Fund, Inc. This report contains the statements for both the Unrestricted Series and the Western New York Series.

We are happy to report we continue to see very good asset growth in the Unrestricted Series. The net assets of Unrestricted Series grew nearly 20% since last year's Annual Report. We look forward to continued growth in assets in both Series. At this point in the life of the Series, asset growth is most important as it allows the expense ratio of the fund to continue to decline.

After shifting out of some of our technology stocks in late 1999, we put some of that cash to work in the first half of calendar 2000, taking advantage of the collapse in the broader markets during that same time period. After first collecting some attractive bargains in the interest rate sector, we turned back towards the beaten down technology sector, focusing primarily on the telecommunications industry.

We shareholders have benefited from the market turmoil. Value stocks in particular seem to do well in times of uncertainty like we are experiencing today. Indeed, as you can see from our fiscal year 2000 investment performance, both the Unrestricted Series (+9.49%) and the Western New York Series (+6.05%) easily outperformed our benchmark index, the Value Line Arithmetic Index (+1.45%). Yet we have more good news. A national mutual fund rating service (MAXfunds.com) just gave both Series its highest rating.

We wish to thank our shareholders for expressing their confidence in us and wish them continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa
President

                              UNRESTRICTED SERIES
                     (A Series Within Bullfinch Fund, Inc.)

                          FINANCIAL STATEMENTS AS OF
                                JUNE 30, 2000
                                 TOGETHER WITH
                         INDEPENDENT AUDITORS' REPORT

                               BONADIO & CO, LLP
                          Certified Public Accountants
                             171 Sully's Trail
                             Pittsford, NY 14534
                                  716-381-1000
                                Fax 716-381-3131

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the Unrestricted Series (a series within Bullfinch Fund, Inc.), including the schedule of investments in securities, as of June 30, 2000, and the related statements of operations, changes in net assets and the financial highlights and related ratios/supplemental data for the years ended June 30, 2000, 1999 and 1998. These financial statements and financial highlights and related ratios/supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these statements and the financial highlights and related ratios/supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing stand-ards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights and related ratios/supplemental data are free of material mis-statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures includ-ed confirmation of securities owned as of June 30,2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights and related ratios/supplemental data referred to above present fairly, in all material respects, the financial position of the Unrestricted Series (a series within Bullfinch Fund, Inc.) as of June 30, 2000, and the results of its operations, the change in its net assets and the financial highlights and related ratios/supplemental data for the years ended June 30,2000, 1999 and 1998 in conformity with generally accepted accounting principles.

BONADIO & CO., LLP
Pittsford, New York
August 4, 2000

                             UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                                JUNE 30, 2000

ASSETS

Investments in securities, at fair value,
 identified cost $1,019,460                            $ 1,061,710

Cash                                                        27,310

Accrued interest and dividends                               2,459

Prepaid expenses                                             1,370

Due from Investment Adviser                                    258

Organization expenses, net of accumulated
 amortization of $2,420                                        918
                                                          --------
Total assets                                             1,094,025
                                                          ========
LIABILITIES
Accounts payable                                             6,372
                                                          --------

NET ASSETS
Net assets (equivalent to $11.32
 based on 96,072.588 shares of stock outstanding)      $ 1,087,653
                                                         =========

COMPOSITION OF NET ASSETS
   Shares of common stock                              $ 1,070,555

   Accumulated net investment loss                         (25,152)

   Net unrealized appreciation
   of investments                                           42,250
                                                         ---------

Net assets at June 30, 2000                             $ 1,087,653
                                                         ==========

        The accompanying notes are an integral part of these statements.

                                UNRESTRICTED SERIES
                        (A SERIES WITHIN BULLFINCH FUND, INC.)
                        SCHEDULE OF INVESTMENTS IN SECURITIES
                                  JUNE 30, 2000

                                               Historical
Common Stocks - 100%                Shares           Cost          Value
   Computer software - 7.7%
      Network Associates, Inc.       1,500         46,921         30,562
      Synopsis, Inc.                   800         33,580         27,650
      Veramark Tech, Inc.            6,200         40,091         23,638
                                                 ---------       --------
                                                  120,592         81,850
   Utilities - 6.5%
      Empire District Electric Co.   1,250         21,665         27,578
      Hawaiian Electric              1,250         41,040         41,016
                                                ---------       --------
                                                   62,705         68,594
   Medical Products and Supplies - 5.7%
      Dentsply Intl, Inc.            1,350         30,400         41,597
      Mentor Corporation               700         17,963         19,031
                                                 ---------       --------
                                                   48,363         60,628
   Pharmaceuticals - 3.6%
      Covance,Inc.                   4,300         46,242         37,894

   Retail - General - 6.5%
      Dollar General Corporation     1,952         26,304         38,064
      Family Dollar Stores, Inc.     1,600         25,748         31,300
                                                 ---------       --------
                                                   52,052         69,364
   Retail - Specialty - 3.1%
      Lowes Companies, Inc.            800         33,330         32,850

   Cosmetics - 0.4%
      Helen of Troy, Ltd.              750          7,272          4,195

   Electrical Equipment - 3.2%
      Baldor Electric Company        1,850         36,962         34,456

   Shoes and Leather - 2.4%
      Wolverine World Wide           2,600         44,582         25,675

   Banking and Finance - 8.9%
      Fiserv, Inc.                   1,700         37,319         73,525
      National City Corp.            1,200         28,461         20,475
                                                  --------       --------
                                                   65,780         94,000
   Tobacco Products - 4.6%
      Phillip Morris                 1,850         40,459         49,141

   Instruments - 2.6%
      Checkpoint Systems, Inc.       3,700         32,717         27,750

   Leisure and Recreational - 11.6%
      Hasbro, Inc.                   1,400         25,726         21,087
      International Game Technology  1,600         29,749         42,400
      Mattel, Inc.                   4,550         52,852         60,003
                                                  --------       --------
                                                  108,327        123,490

   Computers - Hardware - 8.0%
      Compaq Computer Corp.          1,200         30,036         30,675
      Dell Computer Corp.            1,100         39,625         54,244
                                                  --------       --------
                                                   69,661         84,919

   Electronics Components - 2.7%
      Park Electrochemical Corp.       800         20,771         28,850

   Real Estate and Related - 1.7%
      First American Financial       1,250         21,869         17,891

   Commercial Services - 1.5%
      Paychex, Inc.                    375          6,050         15,750

   Office Equipment - 8.1%
      Diebold, Inc.                  1,650         41,068         45,994
      Xerox Corporation              1,900         51,149         39,425
                                                  --------       --------
                                                   92,217         85,419

   Telecommunications Equipment - 2.5%
      Motorola, Inc.                   900         26,917         26,156

   Telecommunications Services - 7.7%
      AT&T Corporation               1,000         33,030         31,625
      Worldcom, Inc.                 1,100         41,421         50,463
                                                  --------       --------
                                                   74,451         82,088



   Foods and Beverages - 0.8%
      Pepsico Incorporated             200          6,975         8,887


   Entertainment - 0.2%
      Walt Disney Holding Co.           48          1,166          1,863

                                                ---------      ---------
TOTAL COMMON STOCKS                           $ 1,019,460    $ 1,061,710
                                                =========      =========


        The accompanying notes are an integral part of these statements.

                              UNRESTRICTED SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                           STATEMENTS OF OPERATIONS
                   FOR THE YEARS ENDED JUNE 30, 2000, 1999 AND 1998

                                                 2000       1999          1998
INVESTMENT INCOME:
   Dividends                                  $ 22,196  $  10,720    $   8,559
   Interest                                          -      2,990        5,301
                                              --------  ---------    ---------
                                                22,196     13,710       13,860


EXPENSES:
   Management Fees                              12,199      8,102        6,599
   Reimbursement of Management Fees               (258)    (1,479)      (3,303)
   Legal and Professional                        4,000      3,750        3,000
   Directors' Fee                                  600        600          900
   Amortization                                    581        581          814
   Fidelity Bond                                   491        520          689
   Taxes                                           350        502          637
   Registration Fees                               960      1,246          676
   Bank Service Charges                            535        917          404
   Dues and Subscriptions                           88        144          110
                                              --------------------------------
                                                19,546     14,883       10,526
                                              --------------------------------
Investment income(loss) - net                    2,650     (1,173)       3,334
                                              --------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
 Realized gain (loss) from
    securities transactions                     95,873    (21,740)        18
 Unrealized appreciation (depreciation)
    during the period                          (10,427)    48,330     (3,930)
                                              -------------------------------
Net gain (loss) on investments                  85,446     26,590     (3,912)
                                              --------------------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  $ 88,096    $25,417     $ (578)
                                              ================================

        The accompanying notes are an integral part of these statements.


                              UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED JUNE 30, 2000,1999 AND 1998


                                                 2000        1999        1998
INCREASE IN NET ASSETS FROM OPERATIONS:
   Investment income (loss) - net              $ 2,650   $ (1,173)   $ 3,334
   Net realized gains (loss) from
     securities transactions                    95,873    (21,740)        18
   Net change in unrealized appreciation
   of investments                              (10,427)    48,330     (3,930)
                                              -------------------------------
Increase (decrease) in net assets
     from operations                            88,096      25,417      (578)


CAPITAL SHARE TRANSACTIONS:
  Sales (11,736.574; 33,858.650; and
  73,972.543 shares)                           140,586      363,607   832,796
  Redemptions (4,763.031; 21,814.254;
     and 17,275.449 shares)                    (55,077)    (225,795) (202,999)
                                              -------------------------------
       Total capital share transactions         85,509      137,812   629,797
                                              -------------------------------
       Increase in net assets                  173,605      163,229   629,219


NET ASSETS:
   Beginning of period                         914,048      750,819   121,600
                                              -------------------------------
   End of period                            $1,087,653    $ 914,048 $ 750,819
                                              ===============================

        The accompanying notes are an integral part of these statements.

                              UNRESTRICTED SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2000


(1)   The Organization

      The Unrestricted Series (the "Series") is a series of the Bullfinch
      Fund, Inc. (the "Fund"), which was organized as a corporation in Mary-land on January 29, 1997, and commenced operations on February 1, 1997. The Fund had no operations prior to February 1, 1997 other than matters relating to its organization and registration as an open-end, non-divers-ified management investment company under the Investment Company Act of 1940, and its registration of securities under the Securities Act of 1933. On February 1, 1997, the Series sold 11,247.184 shares of common stock ("initial shares") to its initial, joint tenant investors.

      The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Series expects to continue to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gains) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.

      The Series' initial shareholders have agreed that if any of the initial shares are redeemed during the first 60 months of the Series' operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

      The Series has distributed its net investment income and net realized capital gains to its shareholders on June 28, 2000, December 29, 1998, and June 30,1998 in the form of stock dividends equal to 8,561.674, 172.798,and 297.096 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


(3)   Investments

      For the year ended June 30, 2000, the Series purchased $745,095 of common stock. During the same period, the Series sold $462,049 of common stock.

      For the year ended June 30, 1999, the Series purchased $317,227 of common stock. During the same period, the Series sold $100,392 of U.S. Government obligations and $195,720 of common stock.

      For the year ended June 30, 1998, the Series purchased $50,455 of U.S. Government obligations and $485,826 of common stock. During the same per-iod, the Series sold $29 of common stock.

      At June 30, 2000, the gross unrealized appreciation for all securities totaled $149,794 and the gross unrealized depreciation for all securities totaled $107,544, or a net unrealized appreciation of $42,250. The aggre-gate cost of securities for federal income tax purposes at June 30, 2000 was $1,019,460.

      At June 30, 1999, the gross unrealized appreciation for all securities totaled $134,100 and the gross unrealized depreciation for all securities totaled $81,423, or a net unrealized appreciation of $52,677. The aggre-gate cost of securities for federal income tax purposes at June 30, 1999 was $640,542.

      At June 30, 1998, the gross unrealized appreciation for all securities totaled $62,102 and the gross unrealized depreciation for all securities totaled $57,755, or a net unrealized appreciation of $4,347. The aggre-gate cost of securities for federal income tax purposes at June 30, 1998 was $641,167.



(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC,subject to the supervision and approval of the Fund's board of directors, is respons-ible for the day-to-day management of the Series' portfolio which includes selecting the investments and handling its business affairs.

      As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

      Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock of the Series were as follows:

                                                    Shares          Amount

      Balance at  7/1/1997                      11,325.987     $   112,471
                                                ----------     -----------

      Shares sold during 1998                   73,972.543         832,796
      Shares redeemed during 1998              (17,275.449)       (202,999)
      Shares issued in 6/30/98 stock dividend      297.096               -
                                                ----------     -----------
                                                56,994.190         629,797
                                                ----------     -----------

      Shares sold during 1999                   33,858.650         363,607
      Shares redeemed during 1999              (21,814.254)       (225,795)
      Shares issued in 12/29/98 stock dividend     172.798               -
                                                ----------     -----------
                                                12,217.194         137,812
                                                ----------     -----------

      Shares sold during 2000                   11,736.574         140,586
      Shares redeemed during 2000              ( 4,763.031)       ( 55,077)
      Shares issued in 6/28/00 stock dividend    8,561.674               -
                                                ----------     -----------
                                                15,535.217          85,509
                                                ----------     -----------

                                                96,072.588     $   965,589
                                                ==========     ===========




                            UNRESTRICTED SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
                  FOR THE YEARS ENDED JUNE 30, 2000, 1999 AND 1998


                                                 2000      1999       1998
NET ASSET VALUE, beginning of period          $ 11.35   $ 10.99    $ 10.74
                                              ------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net investment income                         .03     (0.01)       -

    Net gain on securities both realized
      and unrealized                             1.07       .40        .30
                                              ------------------------------
                                                 1.10       .39        .30
                                              ------------------------------
STOCK DIVIDEND                                  (1.13)     (.03)      (.05)
                                              ------------------------------
NET ASSET VALUE, end of period                $  11.32   $ 11.35    $ 10.99
                                              ==============================

NET ASSETS, end of period                    $1,087,653 $ 914,048  $ 750,819
                                              ==============================


                                              Actual    Actual      Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS         2.0%      2.0%        2.0%

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                            0.3%     (0.2%)       0.6%
PORTFOLIO TURNOVER RATE                        47.3%     40.7%          -



        The accompanying notes are an integral part of these statements.

                           WESTERN NEW YORK SERIES
                     (A Series Within Bullfinch Fund, Inc.)

                          FINANCIAL STATEMENTS AS OF

                                 JUNE 30, 2000

                                 TOGETHER WITH

                         INDEPENDENT AUDITORS' REPORT



                               BONADIO & CO, LLP
                          Certified Public Accountants
                             171 Sully's Trail
                             Pittsford, NY 14534
                                  716-381-1000
                                Fax 716-381-3131

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the Western New York Series (a series within Bullfinch Fund, Inc.), including the schedule of investments in securities, as of June 30, 2000, and the related statements of operations, changes in net assets and the financial highlights and related ratios/supplemental data for the years ended June 30,2000 and 1999 and for the period from inception (September 29, 1997) to June 30, 1998. These financial statements and financial highlights and related ratios/supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these statements and the financial highlights and related ratios/supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights and related ratios/supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, the financial highlights and related ratios/supplemental data referred to above present fairly, in all material respects, the financial position of the Western New York Series (a series within Bullfinch Fund, Inc.) as of June 30, 2000, and the results of its operations, the change in its net assets and the financial highlights and related ratios/supplemental data for the years ended June 30,2000 and June 30, 1999, and for the period from inception (September 29, 1997) to June 30, 1998, in conformity with generally accepted accounting principles.

BONADIO & CO., LLP
Pittsford, New York
August 4, 2000

                             WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENT OF ASSETS AND LIABILITIES
                                JUNE 30, 2000

ASSETS

Investments in securities, at fair value,
 identified cost $ 251,757                               $ 251,646

Cash                                                         1,161

Accrued interest and dividends                                 356

Prepaid expenses                                               901

Due from Investment Adviser                                  5,306

Organization expenses, net of accumulated
 amortization of $1,878                                      1,461
                                                          --------
Total assets                                               260,831
                                                          ========
LIABILITIES
Accounts payable                                             6,233
                                                          --------


NET ASSETS
Net assets (equivalent to $9.81 per share
 based on 25,941.445 shares of stock outstanding)       $  254,598
                                                         =========

COMPOSITION OF NET ASSETS
   Shares of common stock                               $  258,577

   Accumulated net investment loss                          (3,868)

   Net unrealized depreciation on investments                 (111)
                                                         ----------

Net assets at June 30, 2000                             $  254,598
                                                         ==========

        The accompanying notes are an integral part of these statements.

                             WESTERN NEW YORK SERIES
                        (A SERIES WITHIN BULLFINCH FUND, INC.)
                         SCHEDULE OF INVESTMENTS IN SECURITIES
                                  JUNE 30, 2000

                                               Historical
Common Stocks - 100%               Shares           Cost          Value
   Electrical Equipment - 12.3%
      PSC, Inc.                      1,950     $   18,587      $  15,844
      ACME Electric Corporation      1,750          9,171         15,094
                                                ---------       --------
                                                   27,758         30,938
   Computer Hardware - 9.1%
      Compaq Computer Corp.            250          6,280          6,391
      Dell Computer Corp.              250          9,009         12,328
      Performance Technologies, Inc.   500          5,408          4,250
                                                ---------       --------
                                                   20,697         22,969
   Steel - 3.4%
      Bethlehem Steel Corporation      450          3,552          1,603
      Gibraltar Steel Corporation      500          8,975          7,000
                                                ---------       --------
                                                   12,527          8,603
   Real Estate and Related - 4.5%
      Sovran Self Storage              250          6,892          5,359
      Home Properties of New York      200          5,623          6,000
                                                ---------       --------
                                                   12,515         11,359
   Electronic Components - 4.6%
      Astronics Corporation            605          5,021          5,596
      Paxar Corporation                500          4,192          5,969
                                                 ---------       --------
                                                    9,213         11,565
   Computer Software - 8.8%
      Comptek Research, Inc.           700          4,971         12,425
      Network Associates, Inc.         200          5,800          4,075
      Veramark Tech, Inc.            1,500          9,782          5,719
                                                 ---------       --------
                                                   20,553         22,219
   Industrial Materials - 1.0%
      Servotronics, Inc.               600          5,624          2,400

   Chemical - 3.6%
      CPAC, Inc.                     1,200          7,236          9,000

   Railroads - 5.3%
      Genessee & Wyoming, Inc.         800          9,941         13,400

   Food & Beverages - 2.0%
      Canandaigua Brands, Inc.         100          5,018          5,044

   Tobacco Products - 2.1%
      Phillip Morris, Inc.             200          4,892          5,313

   Leisure & Recreational - 5.3%
      Mattel, Inc.                   1,000         14,245         13,187

   Retail - Specialty - 3.3%
      Lowes Companies, Inc.            200          8,380          8,213

   Metal Fabrication and Hardware - 1.5%
      Graham Corp.                     500          3,798          3,813

   Computer Services - 0.6%
      Computer Task Group, Inc.        300          7,064          1,519

   Office Equipment - 3.7%
      Xerox Corporation                450         12,059          9,337

   Manufacturing - 2.5%
      Mark IV Industries, Inc.         300          6,462          6,262

   Computer Distributors - 4.1%
      Ingram Micro, Inc.               600         10,909         10,462

   Commercial Services - 3.7%
      Paychex, Inc.                    225          4,413          9,450

   Telecommunications Equipment - 2.3%
      Motorola, Inc.                   200          6,005          5,813

   Telecommunications Services - 6.8%
      AT&T Corporation                 250          8,280          7,906
      Worldcom, Inc.                   200          7,555          9,175
                                                   -------        -------
                                                   15,835         17,081

   Environment Services - 1.8%
      Sevenson Environmental Srvs, Inc 400          5,071          4,400

   Furniture - 1.6%
      Bush Industries, Inc.            250          6,263          4,000

   Broadcasting - 1.9%
      Adelphia Communications Corp     100          4,136          4,687

   Industrial Services - 1.0%
      American Locker Group, Inc.      400          2,544          2,550

   Machinery - 0.5%
      Columbus McKinnon Corporation    100          2,344          1,387

   Utilities - 2.7%
      Rochester Gas & Electric         300          6,255          6,675
                                                ---------      ---------
TOTAL COMMON STOCK                              $ 251,757      $ 251,646
                                                =========      =========


        The accompanying notes are an integral part of these statements.

                            WESTERN NEW YORK SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                            STATEMENTS OF OPERATIONS
               FOR THE YEARS ENDED JUNE 30, 2000 AND 1999 AND
              FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997)
                               TO JUNE 30, 1998

                                         2000        1999        1998
INVESTMENT INCOME:
   Dividends                          $ 4,848     $  2,904   $   1,705
   Interest                                 -            -       1,121
                                     ---------------------------------
                                        4,848        2,904       2,826
                                     ----------------------------------
EXPENSES:
   Management Fees                      2,980       2,042       1,214
   Reimbursement of Management Fees    (5,306)     (5,924)     (3,016)
   Legal and Professional               4,000       3,750       3,000
   Directors' Fee                         600         600         300
   Amortization                           778         776         324
   Fidelity Bond                          490         458         230
   Taxes                                  472         382         238
   Registration Fees                      462         607         341
   Bank Service Charges                   340         767           -
   Dues and Subscriptions                  96          71           -

                                      -------------------------------
                                        4,912       3,529       2,631
                                      -------------------------------
Investment income (loss) - net            (64)       (625)        195
                                      -------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Realized gain (loss) from
     securities transactions             (359)     (2,829)          -
   Unrealized appreciation (depreciation)
     during the period                 15,314     (18,496)      3,071
                                     --------------------------------
   Net gain (loss) on investments      14,955     (21,325)      3,071
                                    ---------------------------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS          $14,891    $(21,950)   $  3,266
                                   ===================================

        The accompanying notes are an integral part of these statements.


                           WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                      STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED JUNE 30, 2000 AND 1999 AND
             FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997)
                              TO JUNE 30, 1998

                                              2000       1999        1998
DECREASE IN NET ASSETS FROM OPERATIONS:
   Investment income (loss) - net           $  (64)  $   (625)   $    195
   Net realized gain (loss) from
     securities transactions                  (359)    (2,829)          -
   Net change in unrealized appreciation
      (depreciation) of investments         15,314    (18,496)      3,071
                                          ---------------------------------

Increase (decrease) in net assets from
operations                                  14,891    (21,950)      3,266


CAPITAL SHARE TRANSACTIONS :
  Sales (225.479; 11,777.098; and
         16,850.33 shares)                   2,000    108,178     172,964
  Redemptions (470.420; 2,458.779;
         and 0 shares)                      (4,497)   (20,254)         -
                                           -------------------------------
       Total capital share transactions     (2,497)    87,924     172,964
                                           -------------------------------
       Increase in net assets               12,394     65,974     176,230



NET ASSETS:
   Beginning of period                     242,204    176,230         -
                                        ---------------------------------
   End of period                          $254,598   $242,204    $176,230
                                        =================================

        The accompanying notes are an integral part of these statements.

                           WESTERN NEW YORK SERIES
                     (A SERIES WITHIN BULLFINCH FUND, INC.)
                        NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2000


(1)   The Organization

      The Western New York Series (the "Series") is a series of the Bullfinch Fund, Inc. (the "Fund") which was organized as a corporation in Mary-land on January 29, 1997 as an open-end, non-diversified management investment company under the Investment Company Act of 1940. On September 29, 1997, the Fund sold 10,500 shares of the
      Series to its initial investor for $105,000.

      The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

(2)   Summary of Significant Accounting Policies

      Cash -

      Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

      Security Valuation -

      The Series records its investments at fair value.

      Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market sec-urities are valued at amortized cost which approximates market value.

      Federal Income Taxes -

      For federal income tax purposes, the Series expects to continue to qualify as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gains) to its shareholders and complying with other requirements for regulated investment companies. Therefore, no provision for income taxes is required.

      Organization Expenses -

      Organization expenses are being amortized over a 60-month period.

      The Series' initial shareholder has agreed that if any of the initial shares are redeemed during the first 60 months of the Series' operations by any holder thereof, the proceeds of the redemption will be reduced by the pro rata share of the unamortized organization expenses as of the date of the redemption. The pro rata share by which the redemption proceeds shall be reduced shall be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of the redemption.

      Distributions to Shareholders -

      The Series has distributed its net investment income and net realized capital gains to its shareholders on June 30, 1998 in the form of a stock dividend equal to 17.737 shares of stock.

      Other -

      The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

      Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


(3)   Investments

      For the year ended June 30, 2000, the Series purchased $122,072 of common stock. During the same period, the Series sold $56,388 of common stock.

      For the year ended June 30, 1999, the Series purchased $77,365 of common stock. During the same period, the Series sold $24,463 of common stock.

      For the period ended June 30, 1998, the Series purchased $98,879 of U.S. Government obligations and $136,357 of common stock.

      At June 30, 2000, the gross unrealized appreciation for all securities totaled $32,853 and the gross unrealized depreciation for all securities totaled $32,964, or a net unrealized depreciation of $111. The aggre-gate cost of securities for federal income tax purposes at June 30, 2000 was $251,757.

      At June 30, 1999, the gross unrealized appreciation for all securities totaled $12,525 and the gross unrealized depreciation for all securities totaled $27,950, or a net unrealized depreciation of $15,425. The aggre-gate cost of securities for federal income tax purposes at June 30, 1999 was $186,431.

      At June 30, 1998, the gross unrealized appreciation for all securities totaled $16,011 and the gross unrealized depreciation for all securities totaled $12,940, or a net unrealized appreciation of $3,071. The aggre-gate cost of securities for federal income tax purposes at June 30, 1998 was $136,357.

(4)   Investment Advisory Agreement

      Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton &
      DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio which includes selecting investments and handling its business affairs.

      As compensation for its services to the Fund, the investment advisor re-ceives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

      Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.


(5)   Capital Share Transactions

      The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquid-ation rights. Transactions in capital stock of the Series were as follows:

                                                    Shares          Amount
      Shares sold during 1998                   16,850.330     $   172,964
      Shares issued in 6/30/98 stock dividend       17.737               -
                                                ----------     -----------
                                                16,868.067         172,964
                                                ----------     -----------
      Shares sold during 1999                   11,777.098         108,178
      Shares redeemed during 1999               (2,458.779)        (20,254)
                                                ----------     -----------
                                                 9,318.319          87,924
                                                ----------     -----------
      Shares sold during 2000                      225.479           2,000
      Shares redeemed during 2000                 (470.420)        ( 4,497)
                                                ----------     -----------
                                                  (244.941)        ( 2,497)
                                                ----------     ----------

                                                25,941.445     $   258,391
                                                ==========     ===========





                            WESTERN NEW YORK SERIES
                    (A SERIES WITHIN BULLFINCH FUND, INC.)
                    FINANCIAL HIGHLIGHTS AND RELATED RATIOS/
                   SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING
              FOR THE YEARS ENDED JUNE 30, 2000 AND 1999 AND
              FOR THE PERIOD FROM INCEPTION (SEPTEMBER 29, 1997)
                              TO JUNE 30, 1998

                                           2000        1999         1998
NET ASSET VALUE, beginning of period    $   9.25    $  10.45     $ 10.00
                                        ---------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)             -         (0.05)        .02

    Net gain (loss) on securities both
      realized and unrealized                .56       (1.15)        .44
                                          -------------------------------
                                             .56       (1.20)        .46
                                         ---------------------------------
STOCK DIVIDEND                                -            -        (.01)
                                         ---------------------------------
NET ASSET VALUE, end of period          $   9.81      $  9.25     $ 10.45
                                      ====================================

NET ASSETS, end of period              $ 254,598    $ 242,204   $ 176,230
                                      ====================================


                                            Actual         Actual     Actual*
RATIO OF EXPENSES TO AVERAGE NET ASSETS       2.0%          2.0%       2.0%*

RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                           (0.0%)        (0.4%)      0.2%*

PORTFOLIO TURNOVER RATE                      23.5%         13.9%         -

* The ratios presented were calculated using operating data for the nine month period from inception (September 29, 1997) to June 30, 1998.


        The accompanying notes are an integral part of these statements.